RELATED-PARTY TRANSACTIONS (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 31, 2012	May. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 27, 2011
RELATED-PARTY TRANSACTIONS
Interest paid in kind			$ 0	$ 0	$ 5,426,000
General partner | Operation and maintenance expense allocation [Member]
RELATED-PARTY TRANSACTIONS
General and administrative expense allocation			19,782,000	14,323,000	2,913,000
General partner | General and administrative expense allocation [Member]
RELATED-PARTY TRANSACTIONS
General and administrative expense allocation			22,370,000	18,662,000	3,661,000
Equipower
RELATED-PARTY TRANSACTIONS
Payments for service agreements with related party			234,000	199,000	204,000
IPS Engineering/EPC
RELATED-PARTY TRANSACTIONS
Payments for service agreements with related party			$ 600,000	$ 200,000
Sponsors
RELATED-PARTY TRANSACTIONS
Transaction expenses receivable						$ 1,300,000
Reimbursements received for transaction expenses					300,000
Write-off of transaction expense receivable					1,000,000
Promissory Notes | Sponsors
RELATED-PARTY TRANSACTIONS
Principal amount of debt							$ 200,000,000.0
Stated interest rate							8.00%
Prepayments of notes	$ 49,200,000	$ 160,000,000
Interest paid in kind					6,300,000
Interest expense capitalized					$ 900,000
Revolving credit facility
RELATED-PARTY TRANSACTIONS
Amounts borrowed under revolving credit facility	$ 50,000,000	$ 163,000,000